Inventories	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES

Inventories consisted of the following:

	As of June 30,
	2025	2024
Raw materials	$495,126	$548,774
Work in progress	304,049	362,789
Finished goods	214,128	755,159
Total inventories	$1,013,303	$1,666,722

Inventory write-downs of US$319,413, US$894,005 and US$161,495 were recorded in cost of revenues for the years ended June 30, 2025, 2024 and 2023, respectively.